SHARE-BASED PAYMENT	12 Months Ended
Dec. 31, 2020
SHARE-BASED PAYMENT
SHARE-BASED PAYMENT

15.  SHARE-BASED PAYMENT

On March 28, 2011, the shareholders and board of directors of the Company approved the 2011 Share Incentive Plan (the “Plan”). The Plan provides for the grant of options, restricted shares and other share-based awards. These options were granted with exercise prices denominated in US$, which is the functional currency of the Company. The board of directors has authorized under the Plan the issuance of up to 12% of the Company’s issued and outstanding ordinary shares from time to time, on an as-exercised and fully diluted basis, upon exercise of awards granted under the Plan. The maximum term of any issued share option is ten years from the grant date.

On June 28, 2018, the Company granted 5,000,000 RSUs to employees. For these rewards, 2,000,000 options were vested on September 1, 2018, and 3,000,000 options were vested on March 1, 2019.

On January 2, 2019, the Company granted 7,553,980 RSUs to employees, which were vested on January 1, 2020.

On June 26, 2020, the Company granted 12,977,740 RSUs to employees. For these rewards, 6,488,870 options were vested on July 1, 2020, and 6,488,870 options were vested on December 1, 2020.

On December 21, 2020, the Company granted and vested 4,500,000 RSUs to employees.

A summary of share option and restricted shares activity and related information for the years ended December 31, 2018, 2019 and 2020 are as follows:

15.  SHARE-BASED PAYMENT (continued)

Share options granted to employees and directors

			Weighted	Weighted
		Weighted	average	average
		average	grant date	remaining	Aggregated
	Number of	exercise	fair value per	contractual	intrinsic
	options	price	share	year	value
		US$	US$	(Years)	US$’000

Outstanding, January 1, 2018	41,987,560	1.04	1.18	1.59	3,986
Granted	—	—	—	—	—
Forfeited	—	—	—	—	—
Exercised	(6,513,460)	0.92	1.28	—	—
Outstanding, December 31, 2018	35,474,100	1.07	1.17	0.94	2,078
Granted	—	—	—	—	—
Forfeited	(5,900,000)	1.74	0.92	—	—
Exercised	(3,572,880)	0.69	0.97	—	921
Outstanding, December 31, 2019	26,001,220	0.96	1.25	0.71	1,590
Granted	—	—	—	—	—
Forfeited	(18,616,300)	3.01	1.32	—
Exercised	(125,900)	0.20	0.38	—	88
Outstanding, December 31, 2020	7,259,020	0.99	1.09	0.51	907
Vested and expected to vest at December 31, 2020	7,259,020	0.99	1.08	0.52	907
Exercisable at December 31, 2020	7,259,020	0.99	1.08	0.52	907

15.  SHARE-BASED PAYMENT (continued)

Restricted shares granted to employees and directors

		Weighted	Weighted
		average	average
		grant date	remaining	Aggregated
	Number of	fair value per	contractual	intrinsic
	options	share	year	value
		US$	(Years)	US$’000

Outstanding, January 1, 2018	12,580,280	0.96	9.63	12,719
Granted	5,000,000	1.41	9.49	3,790
Forfeited	—	—	—	—
Exercised	(10,503,520)	1.05	—	7,962
Outstanding, December 31, 2018	7,076,760	1.15	8.99	5,364
Granted	7,553,980	0.76	9.01	6,496
Forfeited	—	—	—	—
Exercised	(1,224,180)	1.41	—	1,053
Outstanding, December 31, 2019	13,406,560	0.93	8.52	11,530
Granted	17,477,740	0.36	9.61	15,730
Forfeited	—	—	—	—
Exercised	—	—	—	—
Outstanding, December 31, 2020	30,884,300	0.62	8.98	27,796
Vested and expected to vest at December 31, 2020	30,884,300	0.62	8.98	27,796
Exercisable at December 31, 2020	30,884,300	0.62	8.98	27,796

The aggregate intrinsic value in the table above represents the difference between the fair value of Company’s common share as of December 31, 2019 and 2020 and the exercise price. Total intrinsic value of options granted to employees and directors exercised for the years ended December 31, 2018, 2019 and 2020 were RMB2,284, RMB6,415 and RMB575 (US$88), respectively. Total intrinsic value of restricted shares granted to employees and directors exercised for the years ended December 31, 2018, 2019 and 2020 was RMB54740, RMB7,331 and nil, respectively.

On May 1, 2018, the Company extended the maturity date of the remaining unexercised share options granted on June 19, 2014 from November 22, 2018 to November 22, 2019. The modification was intended to provide additional incentives for the directors.

In accordance with ASC 718, the effects of a modification resulted in incremental compensation cost of US$32, which was measured as the one extending year of the fair value of the modified award of 233,350 shares.

On May 1, 2018, the Company extended the maturity date of the remaining unexercised share options granted on June 29, 2015 from June 29, 2018 to June 29, 2019. The modification was intended to provide additional incentives for the directors.

In accordance with ASC 718, the effects of a modification resulted in incremental compensation cost of US$6, which was measured as the one extending year of the fair value of the modified award of 66,600 shares.

On May 1, 2018, the Company extended the maturity date of the remaining unexercised share options granted on January 6, 2016 from November 22, 2018 to November 22, 2019. The modification was intended to provide additional incentives for the directors.

15.  SHARE-BASED PAYMENT (continued)

Restricted shares granted to employees and directors (continued)

In accordance with ASC 718, the effects of a modification resulted in incremental compensation cost of US$18, which was measured as the one extending year of the fair value of the modified award of 600,000 shares.

On June 19, 2018, the Company extended the maturity date of the remaining unexercised share options granted on June 19, 2014 from June 19, 2018 to June 19, 2019. The modification was intended to provide additional incentives for these employees.

In accordance with ASC 718, the effects of a modification resulted in incremental compensation cost of US$4,764, which was measured as the one extending year of the fair value of the modified award of 7,594,240 shares.

On June 19, 2019, the Company extended the maturity date of the remaining unexercised share options granted on June 19, 2014 from June 19, 2019 to June 19, 2020. The modification was intended to provide additional incentives for these employees.

In accordance with ASC 718, the effects of a modification resulted in incremental compensation cost of US$2,710, which was measured as the one extending year of the fair value of the modified award of 12,301,430 shares.

On June 29, 2019, the Company extended the maturity date of the remaining unexercised share options granted on June 29, 2015 from June 29, 2019 to June 29, 2020. The modification was intended to provide additional incentives for the directors.

In accordance with ASC 718, the effects of a modification resulted in incremental compensation cost of US$7, which was measured as the one extending year of the fair value of the modified award of 133,200 shares.

On November 22, 2019, the Company extended the maturity date of the remaining unexercised share options granted on June 19, 2014 from November 22, 2019 to November 22, 2020. The modification was intended to provide additional incentives for the directors.

In accordance with ASC 718, the effects of a modification resulted in incremental compensation cost of US$59, which was measured as the one extending year of the fair value of the modified award of 233,350 shares.

On November 22, 2019, the Company extended the maturity date of the remaining unexercised share options granted on January 6, 2016 from November 22, 2019 to November 22, 2020. The modification was intended to provide additional incentives for the directors.

In accordance with ASC 718, the effects of a modification resulted in incremental compensation cost of US$50, which was measured as the one extending year of the fair value of the modified award of 600,000 shares.

On November 22, 2019, the Company extended the maturity date of the remaining unexercised share options granted on December 16, 2016 from November 22, 2019 to November 22, 2020. The modification was intended to provide additional incentives for the directors.

In accordance with ASC 718, the effects of a modification resulted in incremental compensation cost of US$94, which was measured as the one extending year of the fair value of the modified award of 600,000 shares.

On June 19, 2020, the Company extended the maturity date of the remaining unexercised share options granted on June 19, 2014 from June 19, 2020 to June 19, 2021. The modification was intended to provide additional incentives for these employees.

15.  SHARE-BASED PAYMENT (continued)

Restricted shares granted to employees and directors (continued)

In accordance with ASC 718, the effects of a modification resulted in incremental compensation cost of US$291, which was measured as the one extending year of the fair value of the modified award of 6,214,920 shares. On December 31, 2020, 3,773,050 shares were given up, which resulted in a reduction of incremental compensation cost of US$83 from US$291 to US$208.

On June 29, 2020, the Company extended the maturity date of the remaining unexercised share options granted on June 29, 2015 from June 29, 2020 to June 29, 2021. The modification was intended to provide additional incentives for the directors.

In accordance with ASC 718, the effects of a modification resulted in incremental compensation cost of US$1, which was measured as the one extending year of the fair value of the modified award of 200,000 shares.

On November 22, 2020, the Company extended the maturity date of the remaining unexercised share options granted on June 19, 2014 from November 22, 2020 to November 22, 2021. The modification was intended to provide additional incentives for the directors.

In accordance with ASC 718, the effects of a modification resulted in incremental compensation cost of US$5, which was measured as the one extending year of the fair value of the modified award of 233,350 shares.

On November 22, 2020, the Company extended the maturity date of the remaining unexercised share options granted on January 6, 2016 from November 22, 2020 to November 22, 2021. The modification was intended to provide additional incentives for the directors.

In accordance with ASC 718, the effects of a modification resulted in incremental compensation cost of US$3, which was measured as the one extending year of the fair value of the modified award of 500,000 shares.

On November 22, 2020, the Company extended the maturity date of the remaining unexercised share options granted on December 16, 2016 from November 22, 2020 to November 22, 2021. The modification was intended to provide additional incentives for the directors.

In accordance with ASC 718, the effects of a modification resulted in incremental compensation cost of US$7, which was measured as the one extending year of the fair value of the modified award of 600,000 shares.

As of December 31, 2020, there was RMB441 (US$68) of unrecognized share-based compensation costs related to equity awards granted to employees and directors that is expected to be recognized over a weighted-average vesting period of 0.58 years. To the extent the actual forfeiture rate is different from the original estimate, actual share-based compensation costs related to these awards may be different from the expectation.

As of December 31, 2020, there was no unrecognized restricted share compensation costs related to equity awards granted to employees that is expected to be recognized. To the extent the actual forfeiture rate is different from the original estimate, actual restricted share compensation costs related to these awards may be different from the expectation.

As the share options granted to the consultants were fully vested at the grant date, the related compensation expenses were fully recognized in the consolidated statement of comprehensive loss at the grant date.

15.  SHARE-BASED PAYMENT (continued)

Restricted shares granted to employees and directors (continued)

The fair value of share options was determined using the binomial option valuation model, with the assistance from an independent third-party appraiser. The binomial model requires the input of highly subjective assumptions, including the expected share price volatility and the suboptimal early exercise factor. For expected volatilities, the Company has made reference to historical volatilities of several comparable companies. The sub-optimal early exercise factor was estimated based on the vesting and contractual terms of the awards and management’s expectation of exercise behavior of the grantees. The risk-free rate for periods within the contractual life of the options is based on market yield of U.S. Treasury Bond in effect at the time of grant. The assumptions used to estimate the fair value of the share options granted are as follows:

	For the years ended December 31,
	2018	2019	2020

Expected volatility	54.27%~60.15%	66.89%~67.67%	85.73%~97.73%
Risk-free interest rate	2.26%~2.62%	1.62%~1.95%	0.11%~0.17%
Dividend yield	0.00%	0.00%	0.00%
Forfeiture rate	0.00%	0.00%	0.00%
Suboptimal early exercise factor	2.2~2.8	2.2~2.8	2.2~2.8

The fair value of restricted shares was determined using the market price of the ordinary shares of the Company on the grant date.

The exercise price of share options granted to the employees and directors equaled the market price of the ordinary shares on the grant date. No share options were granted during the years ended December 31, 2018, 2019 and 2020.

The total fair value of the restricted shares granted to the employees and directors during the years ended December 31, 2018, 2019 and 2020 were RMB48,575, RMB40,023 and RMB41,225 (US$6,318), respectively.

The Company granted restricted shares to employees and directors during the years ended December 31, 2018,  2019 and 2020 with free exercise price. The weighted-average grant-date fair value per restricted shares granted to employees and directors during the years ended December 31, 2018, 2019 and 2020 were US$1.41, US$0.76 and US$0.62, respectively.

Total share-based compensation expenses relating to options and restricted shares granted to employees and directors for the years ended December 31, 2018, 2019 and 2020 are included in:

	For the year ended December 31, 2018
	Employees	Directors	Total	Total
	RMB	RMB	RMB	US$

Cost of services	351	—	351	51
Sales and marketing	11,361	—	11,361	1,652
General and administrative	74,227	2,346	76,573	11,137
Service development expenses	20,343	—	20,343	2,959

	106,282	2,346	108,628	15,799

15.  SHARE-BASED PAYMENT (continued)

Restricted shares granted to employees and directors (continued)

	For the year ended December 31, 2019
	Employees	Directors	Total	Total
	RMB	RMB	RMB	US$

Cost of services	14	—	14	2
Sales and marketing	7,410	—	7,410	1,064
General and administrative	57,666	506	58,172	8,356
Service development expenses	13,679	—	13,679	1,965

	78,769	506	79,275	11,387

	For the year ended December 31, 2020
	Employees	Directors	Total	Total
	RMB	RMB	RMB	US$

Sales and marketing	4,779	—	4,779	732
General and administrative	31,462	9,331	40,793	6,252
Service development expenses	9,852	—	9,852	1,510

	46,093	9,331	55,424	8,494